STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation expense	Stock-based compensation expense was as follows:

	Three Months Ended March 31,
	2016	2015
	($ in millions)
Stock-based compensation	$4.4	$2.5
Mark-to-market adjustments	0.4	5.2
Total expense	$4.8	$7.7

Stock-based compensation expense was as follows:

	Years ended December 31,
	2015	2014	2013
	($ in millions)
Stock-based compensation	$11.5	$9.2	$13.3
Mark-to-market adjustments	(3.0)	(3.6)	4.2
Total expense	$8.5	$5.6	$17.5

Stock Options Activity
Stock option transactions were as follows:

				Exercisable
	Shares	Option Price	Weighted-Average Option Price	Options	Weighted-Average Exercise Price
Outstanding at January 1, 2015	4,133,753	$14.28-27.64	$20.14	2,976,870	$18.50
Granted	776,750	27.40	27.40
Exercised	(147,608)	14.28-25.57	20.11
Canceled	(42,790)	23.28-27.40	25.14
Outstanding at December 31, 2015	4,720,105	$14.28-27.65	$21.29	3,371,449	$19.28

Stock Options Exercisable, Exercise Price Range
The following table provides certain information with respect to stock options exercisable at December 31, 2015:

Range of Exercise Prices	Options Exercisable	Weighted-Average Exercise Price	Options Outstanding	Weighted-Average Exercise Price
Under $16.00	916,046	$15.05	916,046	$15.05
$16.00 – $22.00	1,870,281	19.85	1,870,281	19.85
Over $22.00	585,122	24.11	1,933,778	25.65
	3,371,449		4,720,105

Common shares reserved and available for grant or purchase
At December 31, 2015, common shares reserved for issuance and available for grant or purchase under the following plans consisted of:

	Number of Shares
Stock Option Plans	Reserved for Issuance	Available for Grant or Purchase(1)
2000 long term incentive plan	277,586	2,911
2003 long term incentive plan	389,921	10,138
2006 long term incentive plan	1,591,479	168,783
2009 long term incentive plan	2,762,161	506,610
2014 long term incentive plan	3,000,000	2,009,000
Total under stock option plans	8,021,147	2,697,442

	Number of Shares
Stock Purchase Plans	Reserved for Issuance	Available for Grant or Purchase
1997 stock plan for non-employee directors	572,978	567,476
Employee deferral plan	45,627	45,623
Total under stock purchase plans	618,605	613,099

(1)	All available to be issued as stock options, but includes a sub-limit for all types of stock awards of 1,420,442 shares.

Performance Shares Transactions
Performance share transactions were as follows:

	To Settle in Cash		To Settle in Shares
	Shares	Weighted-Average Fair Value per Share	Shares	Weighted-Average Fair Value per Share
Outstanding at January 1, 2015	290,917	$23.04	281,000	$23.46
Granted	126,000	27.40	126,000	27.40
Paid/Issued	(105,611)	23.04	(101,000)	21.92
Converted from shares to cash	2,111	24.42	(2,111)	24.42
Canceled	(1,889)	25.83	(1,889)	26.49
Outstanding at December 31, 2015	311,528	$17.48	302,000	$25.59
Total vested at December 31, 2015	201,528	$17.48	192,000	$24.81

Summary of Unvested Performance Shares
The summary of the status of our unvested performance shares to be settled in cash were as follows:

	Shares	Weighted-Average Fair Value per Share
Unvested at January 1, 2015	87,334	$23.04
Granted	126,000	27.40
Vested	(101,445)	17.48
Canceled	(1,889)	25.83
Unvested at December 31, 2015	110,000	$17.48

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
The fair value of each stock option granted, which typically vests ratably over three years, but not less than one year, was estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Grant date	2016	2015
Dividend yield	6.09%	2.92%
Risk-free interest rate	1.35%	1.69%
Expected volatility	32%	34%
Expected life (years)	6.0	6.0
Weighted average grant fair value (per option)	$1.90	$6.80
Weighted average exercise price	$13.14	$27.40
Shares granted	1,670,400	776,750

The fair value of each option granted, which typically vests ratably over three years, but not less than one year, was estimated on the date of grant, using the Black-Scholes option-pricing model with the following assumptions:

	2015	2014	2013
Dividend yield	2.92%	3.13%	3.44%
Risk-free interest rate	1.69%	2.13%	1.35%
Expected volatility	34%	42%	43%
Expected life (years)	6.0	7.0	7.0
Weighted-average grant fair value (per option)	$6.80	$8.34	$7.05
Weighted-average exercise price	$27.40	$25.69	$23.28
Shares granted	776,750	624,200	621,000